Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Abstract]
Balance	$ 1,579	$ 1,579	$ 1,579